Late payment surcharge from customers - Schedule of Late payment surcharge from customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Late Payment Surcharge From Customers [Line Items]
Late payment surcharge and interest from customers	₨ 1,111	$ 12	₨ 7	₨ 1,451
AP Entities
Disclosure Of Late Payment Surcharge From Customers [Line Items]
Late payment surcharge and interest from customers	₨ 1,111	$ 12	₨ 7	₨ 1,451